Document and Entity Information	Dec. 03, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	RENAISSANCERE HOLDINGS LTD
Amendment Flag	false
Entity Central Index Key	0000913144
Document Type	8-K
Document Period End Date	Dec. 03, 2020
Entity Incorporation State Country Code	D0
Entity File Number	001-14428
Entity Tax Identification Number	98-0141974
Entity Address, Address Line One	Renaissance House
Entity Address, Address Line Two	12 Crow Lane
Entity Address, City or Town	Pembroke
Entity Address, Address Line Three	Bermuda HM 19
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 19
City Area Code	(441)
Local Phone Number	295-4513
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares, Par Value $1.00 per share
Trading Symbol	RNR
Security Exchange Name	NYSE
Series E 5.375 Preference Shares Par Value 1.00pershare [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series E 5.375% Preference Shares, Par Value $1.00 per share
Trading Symbol	RNR PRE
Security Exchange Name	NYSE
Depositary Shareseachrepresentinga 11000thinterestina Series F 5. [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a Series F 5.750% Preference Share, Par Value $1.00 per share
Trading Symbol	RNR PRF
Security Exchange Name	NYSE